Loans (Narrative) (Details) € in Thousands, ₪ in Thousands		1 Months Ended					12 Months Ended
	Mar. 12, 2019 EUR (€)	Aug. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€) Installment	Apr. 30, 2019 EUR (€)	Dec. 24, 2014 ILS (₪)	May 16, 2012 ILS (₪)	Dec. 31, 2021 EUR (€) Installment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Aug. 31, 2021 ILS (₪)	Feb. 11, 2021 EUR (€)	Feb. 11, 2021 ILS (₪)	Sep. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 218,895	€ 198,169
Borrowings Transaction Costs							€ 10,545
Annual historic average debt service coverage ratio							ADSCR (Average Debt Service Coverage Ratio), a Projected ADSCR and a Projected LLCR (loan life coverage ratio) of 1.25:1.00, (ii) upon a distribution of profits from the project company, maintaining a Historic ADSCR, a Projected ADSCR and a Projected LLCR of 1.20:1.00
Maintaining of annual historic average debt service coverage ratio							annual ADSCR and a Projected ADSCR of 1.05:1.00 for the following 12 months and maintaining an LLCR of 1.08:1.00
Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 18,400							18,400
Interest rate basis	Euribor 6 months plus a margin of 2% (with a zero interest floor) and repaid semi-annually on June 20 and December 20
Maturity date	December 2037
Description of Debt Equity ratio and holdings	The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Subsidiaries’ net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.
Spanish subsidiaries [Member] | Swap contract [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%.
Maturity date	December 2037
Notional amount	€ 17,600
Photovoltaic Plants Subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	23,500
Aggregate nominal purchase price																	€ 14,850
Aggregate Book Value Investment In Subsidiary																	€ 14,600
Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 158,500
Interest rate basis				Talasol entered into a swap agreement for an amount equal to at least 95% of the maximum amount of the term facilities and replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 0.9412%
Amount Withdrawn from loan account							€ 65,900
Description of Debt Equity ratio and holdings				During the construction period, interest payments on the term, revolving debt and VAT facilities are made on a monthly basis, and semi-annually thereafter (commencing March 31, 2021). The VAT facilities’ interest period, however, remains on a monthly basis. The agreements executed in connection with the Talasol Project Finance provide for mandatory prepayment upon the occurrence of certain events and various customary representations, warranties and covenants, including covenants to maintain a Historic and Projected DSCR not lower than 1.05:1, and not to make distributions in the event that: (i) the Historic and Projected DSCR will be lower than 1.15:1.0 and (ii) the Loan Life Cover Ratio will be lower than 1.20:1.0. The facilities provided by the EIB include certain other representations and undertakings mandated by applicable EU regulation
Revolving credit facility [Member] | Spanish subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 800
Term facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 65,900
Interest rate basis				annual interest of EURIBOR (with a zero floor and synchronous with the applicable interest period
Maturity date				September 30, 2033
Description of applicable margin				The applicable margins are: (i) 2.25% until technical completion, (ii) 2% from technical completion until the 5th anniversary of technical completion, (iii) 2.25% from the 5th anniversary of technical completion until the termination date of the PPA (see Note 21) (i.e., September 30, 2030), and (iv) 2.5% from the termination date of the PPA until the end of the term of the commercial term facility
Revolving debt service reserve facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 4,450
Interest rate basis				annual interest of 6 month EURIBOR (with a zero floor) plus a margin determined based on the stage of the Talasol Project.
Maturity date				September 30, 2033 or (ii) the date on which the commercial term loan set forth under (a) above has been repaid in full
Description of applicable margin				The applicable margins are: (i) 2.5% until technical completion, (ii) 2.25% from technical completion until the 5th anniversary of technical completion, (iii) 2.50% from the 5th anniversary of technical completion until the termination date of the PPA, and (iv) 2.75% from the termination date of the PPA until the termination date;
VAT facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 6,670
Interest rate basis				annual interest of 1 month EURIBOR (with a zero floor) plus a margin of 2%
Maturity date				June 30, 2021
Letter of credit facility [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 12,000
Interest rate basis				annual interest of (i) 1.25% for amounts cash covered, and (ii) 2% for any other amounts
Maturity date				September 30, 2030
Term facility from EIB [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 65,000
Interest rate basis				annual interest of EURIBOR synchronous with the applicable interest period plus a margin (expected to be 1.76%)
Maturity date				September 30, 2033
Amount Withdrawn from loan account								€ 65,000
Revolving debt service reserve facility from EIB [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement				€ 4,450
Interest rate basis				annual interest of 6 month EURIBOR (with a zero floor) plus a margin
Maturity date				September 30, 2033 or (ii) the date on which the commercial term loan set forth under
Shares in Talasol [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest				50.10%
Ellomay and Ampa Investments Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							7.00%						7.00%
Mezzanine Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.00%						5.00%
New Facilities Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Revised weighted average life							11 years 6 months
Original weighted average life							5 years 6 months
Fixed annual interest rate							3.00%
Variable interest rate							3.00%
New Facilities Agreement [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 175,000
Prepayment Of Outstanding Loan							121,000
Deposit As Debt Service Fund							6,900
Deposit As Security For Letter Of Credit							10,000
Unwinding Of Interest Rate Swap							3,290
Borrowings Transaction Costs							3,000
Expected Special Dividend							30,000
Security Fund Monthly Reduction							1,000
Threshold limit of security fund monthly reduction							3,500
June 30, 2044 [Member] | New Facilities Agreement [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							155,000
December 31, 2042 [Member] | New Facilities Agreement [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 20,000
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest							83.333%
Ellomay Pumped Storage [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 100,000						₪ 353,000
Ellomay Pumped Storage [Member] | Ellomay and Ampa Investments Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Standby Equity Guarantee							3,550						₪ 12,500
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 6,898
Reduced cover ratio		5 basis points
Estimated Additional Equity		€ 10,500												₪ 37,000
Manara Project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Maturity period							19 years 6 months
Manara Project [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period							12 years
Manara Project [Member] | Construction Period Of Project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.25%						3.25%
Manara Project [Member] | Construction Period Of Project [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.35%						4.35%
Manara Project [Member] | Actual Completion Date Of Project [Member] | Senior Secured Tranche[Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.40%						2.40%
Average annual debt service cover ratio							1.35:1.00
Revised average annual debt service cover ratio							1.34:1.00
Manara Project [Member] | Actual Completion Date Of Project [Member] | Subordinated Secured B Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.90%						3.90%
Manara Project [Member] | Ellomay Pumped Storage [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Standby Equity Guarantee											€ 21,300	₪ 75,000
Sheva Mizrakot Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest							16.667%
Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period							12 years 3 months
Amount Withdrawn from loan account										€ 5,600
Goor Loan Agreement [Member] | Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 370
Goor Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 3,510
Borrowings, interest rate							3.00%						3.00%
Goor Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,090
Borrowings, interest rate							2.50%						2.50%
GSE 3 UK Limited and Fond-ICO Infraestructuras II, FICC [Member] | Talasol Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 45,949
Interest rate basis				Euribor 6 mount plus 5.27%.
Maturity date				December 31, 2037
Proportion of ownership interest				49.00%
Percentage of minority interest of ownership interest in associate				24.50%
Oude Tonge Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
On-call Credit facility							100
Oude Tonge Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 3,150
Borrowings, interest rate							3.10%						3.10%
Maturity period							12 years 3 months
Amount Withdrawn from loan account									€ 4,850	4,850
Oude Tonge Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 1,540
Borrowings, interest rate							2.90%						2.90%
Maturity period							12 years 3 months
Amount Withdrawn from loan account									4,850	4,850
Oude Tonge Loan Agreement [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 160
Borrowings, interest rate							3.40%						3.40%
Maturity period							12 years 3 months
Amount Withdrawn from loan account									€ 4,850	€ 4,850
Ludan and Ellomay Luxemburg [Member]
Disclosure of detailed information about borrowings [line items]
Description of Debt Equity ratio and holdings							that Groen Goor will not make distributions or repurchase its shares so long as the equity (including owners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including owners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge, as applicable, and up to a maximum of €1.2 million
Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					₪ 25,000	₪ 80,000									€ 350,000	₪ 1,220,000
Maturity date					June 30, 2028	December 31, 2031
Borrowings, interest rate					4.52%	4.65%
Israeli consortium Loan Agreement [Member] | Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate Book Value Investment In Subsidiary							€ 41,000						₪ 146,000
Groen Gas Gelderland B.V [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement			€ 750
On-call Credit facility							750
Maturity date			5 years
Borrowings, interest rate			3.00%
Maturity period			3 years
Remaining principle Amount			€ 1,890
Number of payments | Installment			56
Groen Gas Gelderland B.V [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,453
Borrowings, interest rate							3.60%						3.60%
Maturity period							12 years
Number of payments | Installment							144
Groen Gas Gelderland B.V [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 1,200
Borrowings, interest rate							4.50%						4.50%
Maturity period							12 years
Number of payments | Installment							144
Groen Gas Gelderland B.V [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 400
Borrowings, interest rate							3.55%						3.55%
Maturity period							12 years
Number of payments | Installment							144
Groen Gas Gelderland B.V [Member] | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement							€ 2,847
Borrowings, interest rate							4.50%						4.50%
Maturity period							12 years
Number of payments | Installment							144
Rabobank [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date							August 2025
Borrowings, interest rate							3.10%						3.10%
Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.50%	4.50%					3.50%
Term of borrowing interest rate							5 years	5 years